Investment Securities (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities
Schedule of gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position

	Less than 12 months		12 months or longer		Total

Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

REIT Stock	$3,414	(714)	-	-	3,414	(714)

Non REIT Stock	$209	(51)	-	-	209	(51)